Derivatives - Summary of Derivative Financial Instruments (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives [Line Items]
Net gain (loss) on valuation of derivatives designated as cash flow hedge	₩ 11,870	₩ (3,654)	₩ (24,415)
Non-current derivative financial liabilities	260,911	433,855
Hybrid Bonds [member]
Derivatives [Line Items]
Non-current derivative financial liabilities	₩ 26,422	₩ 18,752